Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2022
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES WORLD INVESTMENT SERIES, INC.
CIK	dei_EntityCentralIndexKey	0000918199
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Apr. 25, 2023
Effective Date	dei_DocumentEffectiveDate	Apr. 25, 2023
Prospectus Date	rr_ProspectusDate	Jan. 31, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A